Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Provision for Income Taxes

The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows (rounded to nearest $000):

	2017	2016
Income tax benefit computed at the statutory rate	$2,289,000	$722,000
Stock compensation	(1,521,000)	(163,000)
Change in fair value of derivative liabilities	301,000	-
Non-deductible expenses	(21,000)	(25,000)
Depreciation and amortization expenses	(9,000)	(4,000)
Bad debt expense	(31,000)	(146,000)
Others	12,000	144,000
Effect of U.S. tax law change	(1,107,000)	-
Change in valuation allowance	87,000	(528,000)

Provision for income taxes	$-	$-

Schedule of Corporate Income Tax Rates

Significant components of the Company’s deferred tax assets after applying enacted corporate income tax rates are as follows (rounded to nearest $000):

	December 31, 2017	December 31, 2016
Depreciation and amortization expenses	$8,000	$4,000
Bad debt expense	106,000	146,000
Others	-	12,000
Net loss carrying forward	1,589,000	1,628,000
Valuation allowance	(1,703,000)	(1,790,000)

Net deferred income tax assets	$-	$-